UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

Capital World Bond Fund

Semi-annual report for the six months ended March 31, 2006

[photo of pears in a fruit bowl]
Capital World Bond Fund®seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006:

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	-4.34%	+8.41%	+5.48%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

The fund’s 30-day yield for Class A shares as of April 30, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 4.38%, which reflects a fee waiver (4.33% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 3.77%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.

Fellow shareholders:

[photo of a bowl of fruit]

Since our last report, rising yields have dampened returns in many of the major bond markets. Reflecting this, Capital World Bond Fund recorded a total return of -0.8% for the six months ended March 31, 2006. This compares to a -0.2% return for the Lipper Global Income Funds Index, the fund’s peer group reference. For the same period, the unmanaged Lehman Brothers Global Aggregate Bond Index posted a -1.3% return.

Despite the difficult environment for bonds, the fund continued to generate an attractive income stream. During the reporting period, shareholders received dividends totaling 58.2 cents a share, including a special dividend of 10.2 cents a share paid in December. Those who reinvested dividends earned an income return of 3.05% (6.10% annualized). Those who took dividends in cash recorded a similar income return. In addition, the fund paid a capital gain of 22 cents a share in December.

A global review
The fund’s fiscal year began in October 2005 amid a period of continued expansion and rising interest rates for the world’s major economies. In the United States, the Federal Reserve has been gradually raising short-term rates since June 2004, in a measured attempt to remove easy monetary conditions yet sustain the economic expansion. In total, the Fed has lifted the target level on the federal funds rate 15 times, a quarter-point each, bringing it to 4.75% by the end of the period. (The Fed raised the rate an additional quarter-point on May 10.)

[Begin Sidebar]
Results at a glance

Average annual total returns for periods ended March 31, 2006, with dividends reinvested

	1 year	5 years	10 years	Lifetime*

Capital World Bond Fund	-0.61%	+9.25%	+5.89%	+7.54%
Lehman Brothers Global
Aggregate Bond Index†	-2.57	+7.09	+5.51	+7.40
Lipper Global Income
Funds Index	+0.09	+6.80	+5.51	—

*Since August 4, 1987.
† This index did not exist until December 31, 1989. Citigroup World Government Bond Index results were used for the period August 4, 1987, to December 31, 1989. Market indexes are unmanaged and do not reflect sales charges, commissions or expenses.
[End Sidebar]

This steady rise in short-term rates has nudged short- and intermediate-term bond yields higher and bond prices lower. More recently, long-term bond yields have also begun to rise, finally responding to continued Fed rate hikes. These increases have resulted in a relatively flat U.S. Treasury curve. Overall, short-term bonds produced better returns than did long-term bonds for the six-month period. With respect to U.S. market sectors, corporate high-yield debt recorded the strongest returns. Securities issued by U.S. entities account for about one-quarter of the fund’s net assets. The amount rises to 42.4% (before currency hedging) when we include bonds denominated in U.S. dollars but issued by entities in other countries, such as Germany and Russia.

The economic expansion in the euro zone — the 12 European nations that share a single currency — hasn’t been as strong as that of the United States. Nonetheless, the European Central Bank has twice raised its key lending rate during the reporting period, bringing it to 2.5% from 2.0%. Further increases are possible if the continent’s two largest economies — France and Germany — show signs of continued strength in the months ahead. In addition, high commodity prices, especially for gas and oil, remain a concern in Europe and elsewhere due to their potential to ignite inflationary pressures. Euro zone securities account for 23.9% of the fund’s net assets (before currency hedging).

In contrast to its neighbors, the United Kingdom has registered slower growth recently in response to rate increases by the Bank of England in 2003 and 2004. The bank had raised rates to help slow consumer spending and cool an overheated housing market. By August 2005, however, the economy had slowed sufficiently that the Bank of England lowered its lending rate a quarter point to 4.5%.

In Japan, signs of stronger economic growth hailed an end to the country’s decade of deflation. The Bank of Japan announced an end to its quantitative easing policy, which has kept short-term rates effectively at 0% for the past several years. Although the Bank has not yet begun to raise rates, bond yields rose in anticipation, with the 10-year government yield reaching 1.8%, the highest level in years. Japan is home to 4.4% of the fund’s net assets (before currency hedging).

Although the fund invests mainly in bonds of developed countries, it also has a sizeable exposure to debt of developing countries, currently about 18% of net assets. During the period, many of these holdings recorded strong returns, which helped the fund limit losses overall. Among these were holdings from Poland, Argentina and Turkey.

How the fund responded
The fund’s ability to invest virtually anywhere in the world and across much of the credit quality spectrum helped it contain losses over the six-month period.

Over the fiscal first half, the fund experienced mixed results from currency crosscurrents. The U.S. dollar ended the period slightly weaker against the euro, while it strengthened nearly 4% against the Japanese yen. At the end of March, the fund’s exposure to the euro was 15.9% of net assets, down from 18.5% in September 2005, and 16.7% to the yen, down from 17.6%. With the yen appearing relatively undervalued, we have continued to use hedging to increase our exposure to the yen. Corporate bonds — particularly lower quality, higher yielding issues — also helped the fund’s return, supported by a fairly healthy global economy and corporate profits. Corporate bonds, both U.S. and non-U.S., represent 21.5% of the fund’s assets, while 5.9% of total assets are in higher yielding corporate bonds.

Fundamental research has helped the fund’s investment professionals identify attractive opportunities in a variety of developing markets, some of which appear in the portfolio for the first time and are not represented in the benchmark index. At the end of March, the fund’s portfolio included bonds from Thailand, Argentina, Egypt, Poland, Turkey, Colombia, Indonesia, Mexico and Brazil.

A look ahead
Over the past six months, global economies have been sturdy, despite pockets of concern. In fact, the International Monetary Fund (IMF) reports that world output growth in 2005 was near its highest level in three decades. Of course, general economic strength and expansion puts upward pressure on interest rates and commodity prices. As central banks put an end to easy monetary conditions, yield differentials between developed markets are beginning to narrow. When no single region can lure investors with significantly higher interest rates, other factors, such as the widening U.S. current account deficit, are likely to play a more significant role in currency markets. As a result, the long-term trend for the U.S. dollar is likely to be weaker. In this type of environment, intensive global research is critical. The fund’s blend of macroeconomic and issue-specific research, conducted by our fixed-income analysts, equity specialists and economists around the globe, helps us navigate currency trends and identify new prospects in places that are often overlooked by other investors. That is how we provide value for fund shareholders.

The environment over the most recent six months has generally been challenging for bond investors, but we encourage you to focus on longer, more meaningful periods. While increasing interest rates mean immediate price declines, higher rates can help the fund’s total return over time, as maturing bonds are reinvested in higher yielding issues. Through the end of March, the fund generated an average annual total return of 9.25% over the previous five years, and 7.54% since the fund’s inception in 1987. Capital World Bond Fund’s five portfolio counselors have each been with the fund between six and 18 years, and they have an average of 18 years of experience with American Funds or its affiliates. They make every investment decision with shareholders’ long-term interests in mind. We thank you for trusting us to help you reach your long-term financial goals.

We look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Mark H. Dalzell
Mark H. Dalzell
President

May 12, 2006

For current information about the fund, visit americanfunds.com.

Portfolio summary as of March 31, 2006

[begin pie chart]
Portfolio by type of security	Percent of Net Assets

Non-U.S. government/agency securities	50.0%
Non-U.S. corporate bonds & notes	13.7
U.S. corporate bonds & notes	7.8
U.S. Treasury bonds & notes	11.4
Mortgage- and asset-backed obligations	6.4
U.S. government agency bonds & notes	2.1
Other securities	1.6
Short-term securities & other assets less liabilities	7.0
[end pie chart]

Quality breakdown

Investment-grade bonds	79.9%
Non-investment-grade bonds	13.1
Developed country bonds	5.7
Developing country bonds	7.4
Short-term securities & other assets less liabilities	7.0

Where the fund invested (by currency)
Capital World Bond Fund
Net assets
Country	Currency weighting (after hedging)

United States	41.8% (1)
Japan	16.7
European Monetary Union	15.9 (2)
United Kingdom	3.9
Sweden	3.1
South Korea	2.6
Turkey	2.2
Israel	2.0
Poland	1.9
Mexico	1.7
Thailand	1.6
Argentina	1.5
Denmark	1.0
Norway	0.9
Egypt	0.8
Canada	0.7
Australia	0.6
Colombia	0.5
Indonesia	0.3
Brazil	0.2
New Zealand	0.1

How global markets fared
		Government bond market total returns(3)
		Six months ended March 31, 2006

In local currency		In U.S. dollars

-0.5		-0.5
-1.1		-5.0
-2.2		-1.8
2.0		0.0
-1.3		-2.1
-	(4)	-	(4)
-	(4)	-	(4)
-	(4)	-	(4)
2.1		2.0
-	(4)	-	(4)
-	(4)	-	(4)
-	(4)	-	(4)
-2.5		-2.1
-0.4		-1.0
-	(4)	-	(4)
0.4		-0.1
2.4		-4.3
-	(4)	-	(4)
-	(4)	-	(4)
-	(4)	-	(4)
3.4		-8.8

1 Includes U.S. dollar-denominated securities of other countries, totaling 15.8%.
2 Euro-denominated bonds including coprorate and European government debt.
3 Source: Citigroup World Government Bond Index, based on bonds with remaining maturities of at least one year. European Monetary Union in the CWGBI consists of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

4 This market is not included in the Citigroup World Government Bond Index.

Summary investment portfolio, March 31, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

	Principal		Market		Percent
		amount		value	of net
Bonds & notes - 91.34%		(000)		(000)	assets

Euros - 22.85%
German Government:
5.375% 2010		€ 12,150	$	US 15,678
5.25% 2011		29,150		37,881
5.00% 2012		22,800		29,651
4.50% 2013		47,500		60,324
6.25% 2024		30,050		46,893
6.25% 2030		9,125		14,817
4.50% - 5.50% 2006 - 2031		28,640		36,941	8.03%
French Government O.A.T.:
4.00% 2009		34,915		43,009
4.75% 2035		24,395		33,194
0% - 5.50% 2009 - 2055 (1)		32,590		35,631	3.71
Spanish Government 3.25% - 6.15% 2006 - 2013		25,250		32,032	1.06
General Motors Corp. 7.25% 2013		20,585		19,110
General Motors Acceptance Corp. 4.375% - 5.375% 2006 - 2011		8,810		10,355.98
Belgium (Kingdom of) 4.25% 2014		14,520		18,219.60
Household Finance Corp. 5.125% 2009		3,000		3,792.13
Aries Vermögensverwaltungs GmbH, Series B, 7.75% 2009		1,500		2,036.07
Other securities				249,483	8.27
				689,046	22.85

British pounds - 5.81%
United Kingdom:
5.00% 2012		£ 9,500		17,004
5.00% 2014		19,245		34,823
4.75% 2038		9,155		17,854
2.50% - 8.00% 2006 - 2036 (1)		32,269		58,878	4.26
Other securities				46,673	1.55
				175,232	5.81

Japanese yen - 4.41%
Japanese Government:
0.90% 2008		¥ 8,123,500		69,138
1.80% 2010		4,467,500		38,943
1.50% 2014		1,862,800		15,598
0.50% 2007 - 2013		650,000		5,176	4.27
Other securities				4,200.14
				133,055	4.41

Swedish kronor - 3.13%
Swedish Government:
5.25% 2011		SKr 433,250		60,240
6.75% 2014		97,625		15,298
5.00% - 8.00% 2007 - 2009		74,590		10,102	2.84
Other securities				8,686.29
				94,326	3.13

South Korean won - 2.55%
Korean Government:
4.50% 2008		KRW 36,430,750		37,158
4.25% 2014		31,940,000		30,510
4.00% - 4.50% 2009 - 2010		9,109,000		9,186	2.55
				76,854	2.55

Australian dollars - 2.43%
Queensland Treasury Corp. 6.00% 2015		A$ 52,940		39,178	1.30
New South Wales Treasury Corp.:
6.00% 2012		23,000		16,746
5.50% 2014		22,500		15,995	1.08
Other securities				1,456.05
				73,375	2.43

New Turkish lire - 2.21%
Turkey (Republic of):
20.00% 2007		TRY 37,648		30,614
15.00% 2010		36,882		29,270
Treasury Bill 0% 2006		9,515		6,744	2.21
				66,628	2.21

Israeli shekels - 2.03%
Israeli Government:
7.00% 2011		ILS 42,000		9,224
7.50% 2014		229,545		51,965	2.03
				61,189	2.03

Polish zloty - 1.84%
Polish Government:
5.75% 2010		PLN 62,580		20,044
6.00% 2010		99,500		32,261
5.00% 2013		10,400		3,232	1.84
				55,537	1.84

Mexican pesos - 1.70%
United Mexican States Government:
Series MI10, 9.50% 2014		MXN 246,000		24,035
8.00% - 10.50% 2011 - 2024		289,098		27,140	1.70
				51,175	1.70

Thai baht - 1.62%
Thai Government:
4.125% 2009		THB 715,415		17,752
5.00% 2014		737,890		18,395
3.875% - 5.25% 2008 - 2013		500,000		12,639	1.62
				48,786	1.62

Argentine pesos - 1.47%
Argentina (Republic of):
6.84% 2033 (1) (2)		ARS 82,442		27,433
0% - 0.72% 2035 - 2038 (1)		303,598		17,031	1.47
				44,464	1.47

Danish kroner - 1.00%
Nykredit 4.00% 2035 (3)		DKr 199,809		30,200	1.00

Norwegian kroner - 0.93%
Norwegian Government 5.00% 2015		NKr 91,400		15,106.50
Other securities				13,052.43
				28,158.93

Egyptian pounds - 0.81%
Egypt (Arab Republic of) Treasury Bill 0% 2007		EGP 91,725		14,807.49
Other securities				9,657.32
				24,464.81

U.S. dollars - 34.81%
U.S. Treasury:
6.25% 2007 (4)	$	US 23,000		23,259
4.75% 2008 (4)		32,400		32,332
4.00% 2010 (4)		21,000		20,382
5.75% 2010 (4)		23,550		24,415
3.875% 2013 (4)		55,000		51,855
6.50% 2026 (4)		38,000		44,917
4.50% 2036 (4)		54,725		51,356
0%-8.875% 2006 - 2032 (1) (4)		97,028		93,922	11.35
Freddie Mac 4.062% - 6.00% 2010 - 2036 (3) (4) (5)		49,391		47,604	1.58
Fannie Mae 2.625% - 10.254% 2006 - 2036 (3) (4) (5)		44,352		43,376	1.44
Federal Home Loan Bank 2.375% - 3.75% 2006 - 2008		35,610		35,458	1.18
Aries Vermögensverwaltungs GmbH, Series C:
9.60% 2014 (6)		4,000		5,000
9.60% 2014		19,500		24,375.97
Russian Federation 5.00%/7.50% 2030 (7)		22,900		25,104.83
Argentina (Republic of) 0% - 4.278% 2012 - 2035 (5)		39,300		11,770.39
Residential Capital Corp. 6.375% - 6.875% 2010 - 2015		3,160		3,241
General Motors Acceptance Corp. 6.125% 2006		1,390		1,384
General Motors Corp. 7.20% 2011		1,200		942.19
United Mexican States Government Global 7.50% - 11.375% 2016 - 2033		2,660		3,332.11
Turkey (Republic of) 11.875% 2030		1,500		2,323.08
Household Finance Corp. 6.40% 2008		500		511
HSBC Finance Corp. 5.00% 2015		1,815		1,716.07
Other securities				501,442	16.62
				1,050,016	34.81
Other currencies - 1.74%
Other securities				52,565	1.74

Total bonds & notes (cost: $2,745,140,000)				2,755,070	91.34

				Market	Percent
				value	of net
Warrants - 0.00%		Shares		(000)	assets

U.S. dollars - 0.00%
Other securities				-*	.00

Total warrants (cost: $52,000)				-*	.00

				Market	Percent
				value	of net
Preferred securities - 1.63%		Shares		(000)	assets

Euros - 1.10%
HSBC Capital Funding LP 8.03% noncumulative preferred (5)		3,000,000		4,382.15%
Other securities				28,700.95
				33,082	1.10

U.S. dollars - 0.53%
HSBC Holdings PLC 4.61% (5) (6)		2,250,000		2,072.07
Other securities				14,111.46
				16,183.53

Total preferred securities (cost: $50,559,000)				49,265	1.63

				Market	Percent
				value	of net
Common stocks - 0.00%		Shares		(000)	assets

U.S. dollars - 0.00%
Other securities				20.00%

Total common stocks (cost: $205,000)				20.00

		Principal		Market	Percent
		amount		value	of net
Short-term securities - 5.84%		(000)		(000)	assets

Rabobank USA Financial Corp. 4.85% due 4/3/2006	$	US 38,300		38,285	1.27%
Federal Home Loan Bank 4.65% due 6/7/2006 (4)		28,700		28,441.94
HSBC USA Inc. 4.80% due 5/31/2006 (4)		25,000		24,805.82
UBS Finance (Delaware) LLC 4.72% due 5/18/2006 (4)		19,400		19,284.64
National Australia Funding (Delaware) Inc. 4.68% due 4/10/2006 (6)		15,700		15,680.52
Thunder Bay Funding, LLC 4.56% due 4/4/2006 (6)		15,000		14,992.50
Other securities				34,553	1.15

Total short-term securities (cost: $176,026,000)				176,040	5.84

Total investment securities (cost: $2,971,982,000)				2,980,395	98.81
Other assets less liabilities				35,830	1.19

Net assets			$	US 3,016,225	100.00%

*Amount less than one thousand.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.  periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Coupon rate may change periodically.
(6) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $231,280,000, which represented 7.67% of the net assets of the fund.

(7) Step bond; coupon rate will increase at a later date.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at March 31, 2006		unaudited
(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost:$ 2,971,982)		$2,980,395
Cash		7,374
Receivables for:
Sales of investments	$607
Sales of fund's shares	13,108
Open forward currency contracts	4,618
Closed forward currency contracts	719
Interest	45,546	64,598
		3,052,367
Liabilities:
Payables for:
Purchases of investments	16,259
Repurchases of fund's shares	5,479
Open forward currency contracts	9,246
Closed forward currency contracts	1,267
Investment advisory services	1,202
Services provided by affiliates	1,098
Deferred directors' compensation	88
Other fees and expenses	1,503	36,142
Net assets at March 31, 2006		$3,016,225

Net assets consist of:
Capital paid in on shares of capital stock		$3,023,664
Undistributed net investment income		16,819
Distributions in excess of net realized gain		(27,533)
Net unrealized appreciation		3,275
Net assets at March 31, 2006		$3,016,225

Total authorized capital stock - 400,000 shares, $.001 par value (164,375 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)

Class A	$2,008,790	109,305	$18.38
Class B	112,246	6,139	18.28
Class C	213,127	11,704	18.21
Class F	456,829	24,964	18.30
Class 529-A	47,958	2,604	18.42
Class 529-B	7,136	389	18.34
Class 529-C	22,510	1,228	18.32
Class 529-E	2,959	161	18.35
Class 529-F	3,765	205	18.34
Class R-1	2,905	159	18.31
Class R-2	34,048	1,861	18.30
Class R-3	33,485	1,823	18.37
Class R-4	14,903	811	18.38
Class R-5	55,564	3,022	18.38
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $19.10 and $19.14, respectively.

See Notes to Financial Statements

Statement of operations
for the six months ended March 31, 2006		unaudited
Investment income:
Income:	(dollars in thousands)
Interest (net of non-U.S. taxes of $540)		$71,453

Fees and expenses:(*)
Investment advisory services	$7,552
Distribution services	4,808
Transfer agent services	1,306
Administrative services	724
Reports to shareholders	66
Registration statement and prospectus	237
Postage, stationery and supplies	168
Directors' compensation	15
Auditing and legal	5
Custodian	465
State and local taxes	46
Other	39
Total fees and expenses before reimbursements/waivers	15,431
Less reimbursement/waiver of fees and expenses:
Investment advisory services	756
Administrative services	64
Total fees and expenses after reimbursements/waivers		14,611
Net investment income		56,842

Net realized loss and unrealized depreciation on investments and non-U.S. currency:
Net realized loss on:
Investments	(8,470)
Non-U.S. currency transactions	(16,374)	(24,844)
Net unrealized depreciation on:
Investments	(56,787)
Non-U.S. currency translations	(770)	(57,557)
Net realized loss and unrealized depreciation
on investments and non-U.S. currency		(82,401)
Net decrease in net assets resulting from operations		($25,559)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended	Year ended
	March 31,	September 30,
	2006(*)	2005
Operations:
Net investment income	$56,842	$84,772
Net realized (loss) gain on investments and
non-U.S. currency transactions	(24,844)	67,469
Net unrealized depreciation
on investments and non-U.S. currency translations	(57,557)	(51,060)
Net (decrease) increase in net assets
resulting from operations	(25,559)	101,181

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gains	(86,590)	(85,943)
Distributions from net realized gain on investments	(33,122)	(9,745)
Total dividends and distributions paid to shareholders	(119,712)	(95,688)

Capital share transactions	336,152	1,184,835

Total increase in net assets	190,881	1,190,328

Net assets:
Beginning of period	2,825,344	1,635,016
End of period (including undistributed
net investment income: $16,819 and $46,567, respectively)	$3,016,225	$2,825,344

*Unaudited.

See Notes to Financial Statements

Notes to financial statements

unaudited

1.	Organization and significant accounting policies

Organization - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. As of March 31, 2006, the liability for non-U.S. taxes based on realized and unrealized gains was $536,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; non-U.S. taxes on capital gains; income on certain investments; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of March 31, 2006, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $2,974,420,000.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of net investment income and non-U.S. currency losses	$(11,626)
Accumulated short-term capital losses	(3,048)
Undistributed long-term capital gains	6,601
Gross unrealized appreciation on investment securities	65,658
Gross unrealized depreciation on investment securities	(59,683)
Net unrealized appreciation on investment securities	5,975

During the six months ended March 31, 2006, the fund realized, on a tax basis, a net capital gain of $5,622,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2006				Year ended September 30, 2005
	Ordinary income				Ordinary income
Share class	Net investment income and currency gains	Short-term capital gains	Long-term capital gains	Total distributions paid	Net investment income and currency gains	Short-term capital gains	Long-term capital gains	Total distributions paid
Class A	$59,584	$6,177	$16,102	$81,863	$61,015	$1,084	$5,693	$67,792
Class B	2,803	360	939	4,102	3,219	71	374	3,664
Class C	5,193	669	1,742	7,604	5,197	109	570	5,876
Class F	12,802	1,315	3,428	17,545	10,777	182	957	11,916
Class 529-A	1,294	136	353	1,783	1,118	19	102	1,239
Class 529-B	166	22	57	245	170	4	21	195
Class 529-C	508	66	173	747	453	10	52	515
Class 529-E	73	8	21	102	62	1	6	69
Class 529-F	107	11	28	146	86	2	8	96
Class R-1	64	8	20	92	55	1	6	62
Class R-2	753	93	242	1,088	537	11	55	603
Class R-3	979	98	256	1,333	1,080	29	154	1,263
Class R-4	415	47	122	584	252	4	20	276
Class R-5	1,849	174	455	2,478	1,922	32	168	2,122
Total	$86,590	$9,184	$23,938	$119,712	$85,943	$1,559	$8,186	$95,688

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.450% on such assets in excess of $3 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2006, total investment advisory services fees waived by CRMC were $756,000. As a result, the fee shown on the accompanying financial statements of $7,552,000, which was equivalent to an annualized rate of 0.524%, was reduced to $6,796,000, or 0.472% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2006, the total administrative services fees paid by CRMC were $1,000 and $63,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$2,308	$1,228	Not applicable	Not applicable	Not applicable
Class B	555	78	Not applicable	Not applicable	Not applicable
Class C	1,034	Included in administrative services	$155	$36	Not applicable
Class F	508		183	46	Not applicable
Class 529-A	38		22	5	$21
Class 529-B	34		3	2	3
Class 529-C	103		11	6	11
Class 529-E	7		1	-*	1
Class 529-F	-		2	-*	2
Class R-1	13		2	2	Not applicable
Class R-2	111		22	103	Not applicable
Class R-3	81		24	21	Not applicable
Class R-4	16		10	1	Not applicable
Class R-5	Not applicable		28	1	Not applicable
Total	$4,808	$1,306	$463	$223	$38
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $15,000, shown on the accompanying financial statements, includes $8,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2006
Class A	$388,015	20,720	$74,432	4,009	$(262,635)	(14,033)	$199,812	10,696
Class B	14,946	803	3,688	200	(12,134)	(652)	6,500	351
Class C	46,355	2,499	6,832	372	(33,950)	(1,833)	19,237	1,038
Class F	150,938	8,105	14,868	805	(76,095)	(4,088)	89,711	4,822
Class 529-A	12,462	664	1,782	96	(2,724)	(145)	11,520	615
Class 529-B	1,041	56	245	13	(382)	(21)	904	48
Class 529-C	5,371	288	746	40	(1,985)	(107)	4,132	221
Class 529-E	893	48	102	5	(295)	(16)	700	37
Class 529-F	937	50	145	8	(207)	(11)	875	47
Class R-1	891	48	92	5	(274)	(15)	709	38
Class R-2	13,498	723	1,086	59	(5,313)	(285)	9,271	497
Class R-3	15,146	810	1,333	72	(24,403)	(1,299)	(7,924)	(417)
Class R-4	6,911	368	583	31	(2,678)	(143)	4,816	256
Class R-5	9,960	531	2,271	122	(16,342)	(869)	(4,111)	(216)
Total net increase
(decrease)	$667,364	35,713	$108,205	5,837	$(439,417)	(23,517)	$336,152	18,033

Year ended September 30, 2005
Class A	$948,570	48,246	$60,385	3,076	$(274,426)	(14,020)	$734,529	37,302
Class B	44,886	2,294	3,278	167	(15,490)	(795)	32,674	1,666
Class C	126,731	6,498	5,091	261	(37,773)	(1,949)	94,049	4,810
Class F	258,942	13,237	10,195	521	(67,036)	(3,445)	202,101	10,313
Class 529-A	19,278	979	1,239	63	(2,732)	(139)	17,785	903
Class 529-B	2,249	115	194	10	(264)	(14)	2,179	111
Class 529-C	9,671	494	515	26	(1,522)	(78)	8,664	442
Class 529-E	1,245	63	70	4	(157)	(8)	1,158	59
Class 529-F	1,462	74	95	5	(87)	(5)	1,470	74
Class R-1	1,791	91	63	3	(503)	(25)	1,351	69
Class R-2	18,785	961	602	31	(3,972)	(203)	15,415	789
Class R-3	82,674	4,194	1,263	64	(48,540)	(2,463)	35,397	1,795
Class R-4	8,681	442	277	14	(2,044)	(104)	6,914	352
Class R-5	35,207	1,788	1,797	91	(5,855)	(298)	31,149	1,581
Total net increase
(decrease)	$1,560,172	79,476	$85,064	4,336	$(460,401)	(23,546)	$1,184,835	60,266

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of March 31, 2006, the fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount			U.S. valuations at March 31, 2006

Non-U.S. currency contracts		Non-U.S.	U.S.	Amount	Unrealized (depreciation) appreciation

Purchases:

Australian dollars
expiring 4/27/2006		A$5,221	3,923	3,735	(188)

Canadian dollars
expiring 5/2/2006		C$4,441	3,905	3,808	(97)

Euros
expiring 4/28 - 6/29/2006		€63,801	77,497	77,713	216

Japanese yen
expiring 4/10 - 6/29/2006		¥43,317,591	375,161	369,907	(5,254)

			460,486	455,163	(5,323)
Sales:

Australian dollars
expiring 4/24 - 6/21/2006		A$81,178	59,981	58,052	1,929

Euros
expiring 4/7 - 6/29/2006		€263,687	318,445	320,560	(2,115)

British pounds
expiring 4/28 - 6/29/2006		£32,658	57,304	56,799	505

New Zealand dollars
expiring 4/27/2006	$	NZ5,778	3,923	3,547	376

			439,653	438,958	695

Forward currency contracts - net					$(4,628)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,385,450,000 and $1,292,860,000, respectively, during the six months ended March 31, 2006.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 3/31/2006	(5)	$19.34	$.38	$(.54)	$(.16)	$(.58)	$(.22)	$(.80)	$18.38	(.81)%	$2,009			.96%	(6)	.91%	(6)	4.05%	(6)
Year ended 9/30/2005		19.02	.74	.50	1.24	(.82)	(.10)	(.92)	19.34	6.54	1,907			.98		.93		3.76
Year ended 9/30/2004		18.37	.69	.74	1.43	(.78)	-	(.78)	19.02	7.96	1,166			1.03		1.02		3.74
Year ended 9/30/2003		15.60	.72	2.55	3.27	(.50)	-	(.50)	18.37	21.34	827			1.09		1.04		4.22
Year ended 9/30/2002		14.63	.80	.49	1.29	(.32)	-	(.32)	15.60	8.97	517			1.16		1.08		5.38
Year ended 9/30/2001		14.16	.79	.07	.86	(.39)	-	(.39)	14.63	6.18	399			1.13		1.12		5.46
Class B:
Six months ended 3/31/2006	(5)	19.21	.30	(.54)	(.24)	(.47)	(.22)	(.69)	18.28	(1.23)	112			1.74	(6)	1.69	(6)	3.27	(6)
Year ended 9/30/2005		18.90	.58	.51	1.09	(.68)	(.10)	(.78)	19.21	5.75	111			1.74		1.70		2.99
Year ended 9/30/2004		18.27	.55	.73	1.28	(.65)	-	(.65)	18.90	7.12	78			1.77		1.77		3.00
Year ended 9/30/2003		15.52	.58	2.55	3.13	(.38)	-	(.38)	18.27	20.41	56			1.86		1.81		3.40
Year ended 9/30/2002		14.59	.70	.47	1.17	(.24)	-	(.24)	15.52	8.10	18			1.92		1.84		4.65
Year ended 9/30/2001		14.12	.71	.04	.75	(.28)	-	(.28)	14.59	5.35	4			1.86		1.85		4.92
Class C:
Six months ended 3/31/2006	(5)	19.13	.30	(.53)	(.23)	(.47)	(.22)	(.69)	18.21	(1.20)	213			1.78	(6)	1.73	(6)	3.23	(6)
Year ended 9/30/2005		18.84	.57	.50	1.07	(.68)	(.10)	(.78)	19.13	5.66	204			1.78		1.74		2.96
Year ended 9/30/2004		18.22	.54	.73	1.27	(.65)	-	(.65)	18.84	7.11	110			1.82		1.82		2.95
Year ended 9/30/2003		15.48	.57	2.54	3.11	(.37)	-	(.37)	18.22	20.33	47			1.92		1.87		3.32
Year ended 9/30/2002		14.54	.69	.47	1.16	(.22)	-	(.22)	15.48	8.10	11			1.98		1.90		4.60
Period from 3/15/2001 to 9/30/2001		14.50	.42	(.34)	.08	(.04)	-	(.04)	14.54	.58	2			1.99	(6)	1.98	(6)	5.34	(6)
Class F:
Six months ended 3/31/2006	(5)	19.26	.38	(.54)	(.16)	(.58)	(.22)	(.80)	18.30	(.81)	457			.94	(6)	.89	(6)	4.07	(6)
Year ended 9/30/2005		18.95	.73	.50	1.23	(.82)	(.10)	(.92)	19.26	6.51	388			.99		.95		3.75
Year ended 9/30/2004		18.31	.69	.73	1.42	(.78)	-	(.78)	18.95	7.94	186			1.05		1.04		3.73
Year ended 9/30/2003		15.55	.71	2.54	3.25	(.49)	-	(.49)	18.31	21.27	59			1.16		1.11		4.09
Year ended 9/30/2002		14.59	.80	.47	1.27	(.31)	-	(.31)	15.55	8.87	15			1.24		1.16		5.34
Period from 3/16/2001 to 9/30/2001		14.44	.49	(.26)	.23	(.08)	-	(.08)	14.59	1.60	3			1.21	(6)	1.20	(6)	6.30	(6)
Class 529-A:
Six months ended 3/31/2006	(5)	19.38	.38	(.54)	(.16)	(.58)	(.22)	(.80)	18.42	(.82)	48			1.00	(6)	.95	(6)	4.02	(6)
Year ended 9/30/2005		19.07	.73	.50	1.23	(.82)	(.10)	(.92)	19.38	6.51	39			1.02		.97		3.72
Year ended 9/30/2004		18.41	.69	.74	1.43	(.77)	-	(.77)	19.07	7.89	21			1.07		1.06		3.71
Year ended 9/30/2003		15.63	.72	2.56	3.28	(.50)	-	(.50)	18.41	21.35	9			1.07		1.02		4.16
Period from 2/15/2002 to 9/30/2002		14.48	.50	.81	1.31	(.16)	-	(.16)	15.63	9.08	2			1.33	(6)	1.25	(6)	5.26	(6)
Class 529-B:
Six months ended 3/31/2006	(5)	19.26	.29	(.53)	(.24)	(.46)	(.22)	(.68)	18.34	(1.25)	7			1.86	(6)	1.81	(6)	3.15	(6)
Year ended 9/30/2005		18.95	.55	.51	1.06	(.65)	(.10)	(.75)	19.26	5.55	7			1.90		1.86		2.83
Year ended 9/30/2004		18.32	.52	.73	1.25	(.62)	-	(.62)	18.95	6.95	4			1.96		1.95		2.81
Year ended 9/30/2003		15.56	.55	2.56	3.11	(.35)	-	(.35)	18.32	20.22	2			2.04		1.99		3.19
Period from 2/25/2002 to 9/30/2002		14.42	.41	.85	1.26	(.12)	-	(.12)	15.56	8.80	-		(7)	2.08	(6)	2.00	(6)	4.51	(6)
Class 529-C:
Six months ended 3/31/2006	(5)	19.25	.29	(.54)	(.25)	(.46)	(.22)	(.68)	18.32	(1.29)	22			1.84	(6)	1.79	(6)	3.17	(6)
Year ended 9/30/2005		18.94	.56	.51	1.07	(.66)	(.10)	(.76)	19.25	5.60	19			1.88		1.84		2.85
Year ended 9/30/2004		18.32	.52	.73	1.25	(.63)	-	(.63)	18.94	6.94	11			1.94		1.93		2.84
Year ended 9/30/2003		15.56	.56	2.55	3.11	(.35)	-	(.35)	18.32	20.24	5			2.02		1.97		3.22
Period from 2/28/2002 to 9/30/2002		14.43	.41	.85	1.26	(.13)	-	(.13)	15.56	8.76	1			2.07	(6)	1.99	(6)	4.53	(6)
Class 529-E:
Six months ended 3/31/2006	(5)	19.30	.35	(.55)	(.20)	(.53)	(.22)	(.75)	18.35	(1.03)	3			1.33	(6)	1.27	(6)	3.70	(6)
Year ended 9/30/2005		18.99	.66	.51	1.17	(.76)	(.10)	(.86)	19.30	6.13	2			1.36		1.31		3.39
Year ended 9/30/2004		18.35	.62	.73	1.35	(.71)	-	(.71)	18.99	7.53	1			1.41		1.40		3.36
Year ended 9/30/2003		15.59	.65	2.55	3.20	(.44)	-	(.44)	18.35	20.84	1			1.48		1.43		3.71
Period from 5/16/2002 to 9/30/2002		14.81	.29	.56	.85	(.07)	-	(.07)	15.59	5.77	-		(7)	.62		.54		1.92
Class 529-F:
Six months ended 3/31/2006	(5)	$19.31	$.39	$(.54)	$(.15)	$(.60)	$(.22)	$(.82)	$18.34	(.77)%	$4			.83%	(6)	.77%	(6)	4.20%	(6)
Year ended 9/30/2005		18.98	.73	.51	1.24	(.81)	(.10)	(.91)	19.31	6.52	3			.99		.95		3.75
Year ended 9/30/2004		18.36	.67	.72	1.39	(.77)	-	(.77)	18.98	7.72	2			1.16		1.15		3.62
Year ended 9/30/2003		15.60	.69	2.56	3.25	(.49)	-	(.49)	18.36	21.19	-		(7)	1.23		1.18		3.94
Period from 9/17/2002 to 9/30/2002		15.48	.03	.09	.12	-	-	-	15.60	.77	-		(7)	.08		-	(8)	.20
Class R-1:
Six months ended 3/31/2006	(5)	19.24	.30	(.53)	(.23)	(.48)	(.22)	(.70)	18.31	(1.22)	3			1.83	(6)	1.72	(6)	3.26	(6)
Year ended 9/30/2005		18.96	.58	.49	1.07	(.69)	(.10)	(.79)	19.24	5.60	2			1.85		1.73		2.97
Year ended 9/30/2004		18.32	.55	.74	1.29	(.65)	-	(.65)	18.96	7.14	1			1.95		1.82		2.94
Year ended 9/30/2003		15.57	.58	2.54	3.12	(.37)	-	(.37)	18.32	20.33	1			2.15		1.86		3.32
Period from 6/28/2002 to 9/30/2002		15.32	.18	.07	.25	-	-	-	15.57	1.63	-		(7)	.62		.47		1.17
Class R-2:
Six months ended 3/31/2006	(5)	19.23	.30	(.53)	(.23)	(.48)	(.22)	(.70)	18.30	(1.19)	34			2.18	(6)	1.70	(6)	3.27	(6)
Year ended 9/30/2005		18.94	.58	.50	1.08	(.69)	(.10)	(.79)	19.23	5.68	26			2.23		1.71		2.99
Year ended 9/30/2004		18.32	.55	.74	1.29	(.67)	-	(.67)	18.94	7.18	11			2.51		1.78		2.99
Year ended 9/30/2003		15.57	.58	2.55	3.13	(.38)	-	(.38)	18.32	20.38	3			2.91		1.81		3.29
Period from 7/9/2002 to 9/30/2002		15.34	.17	.06	.23	-	-	-	15.57	1.50	-		(7)	1.79		.42		1.08
Class R-3:
Six months ended 3/31/2006	(5)	19.32	.34	(.53)	(.19)	(.54)	(.22)	(.76)	18.37	(1.00)	33			1.35	(6)	1.30	(6)	3.63	(6)
Year ended 9/30/2005		18.99	.66	.50	1.16	(.73)	(.10)	(.83)	19.32	6.07	43			1.36		1.32		3.37
Year ended 9/30/2004		18.32	.63	.75	1.38	(.71)	-	(.71)	18.99	7.59	8			1.42		1.40		3.38
Year ended 9/30/2003		15.59	.64	2.53	3.17	(.44)	-	(.44)	18.32	20.81	2			1.73		1.43		3.68
Period from 7/16/2002 to 9/30/2002		15.50	.16	(.07)	.09	-	-	-	15.59	.58	-		(7)	.64		.32		1.02
Class R-4:
Six months ended 3/31/2006	(5)	19.34	.38	(.54)	(.16)	(.58)	(.22)	(.80)	18.38	(.81)	15			.99	(6)	.93	(6)	4.04	(6)
Year ended 9/30/2005		19.03	.74	.50	1.24	(.83)	(.10)	(.93)	19.34	6.51	11			.98		.94		3.77
Year ended 9/30/2004		18.40	.69	.73	1.42	(.79)	-	(.79)	19.03	7.91	4			1.11		1.05		3.72
Year ended 9/30/2003		15.63	.70	2.57	3.27	(.50)	-	(.50)	18.40	21.34	-		(7)	2.70		1.08		3.94
Period from 8/15/2002 to 9/30/2002		15.28	.20	.15	.35	-	-	-	15.63	2.29	-		(7)	35.55		-	(8)	1.32
Class R-5:
Six months ended 3/31/2006	(5)	19.35	.40	(.53)	(.13)	(.62)	(.22)	(.84)	18.38	(.69)	56			.69	(6)	.64	(6)	4.31	(6)
Year ended 9/30/2005		19.04	.79	.50	1.29	(.88)	(.10)	(.98)	19.35	6.78	63			.69		.65		4.04
Year ended 9/30/2004		18.38	.75	.74	1.49	(.83)	-	(.83)	19.04	8.32	32			.73		.72		4.04
Year ended 9/30/2003		15.62	.77	2.54	3.31	(.55)	-	(.55)	18.38	21.60	25			.81		.76		4.49
Period from 5/15/2002 to 9/30/2002		14.79	.34	.58	.92	(.09)	-	(.09)	15.62	6.20	13			.37		.29		2.17

	Six months ended March 31,	Year ended September 30
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	48%	72%	79%	83%	48%	61%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.
(8) Amount less than .01%.

See Notes to Financial Statements

Expense example

unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005, through March 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2005	Ending account value 3/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$991.90	$4.52	.91%
Class A -- assumed 5% return	1,000.00	1,020.39	4.58	.91
Class B -- actual return	1,000.00	987.67	8.37	1.69
Class B -- assumed 5% return	1,000.00	1,016.50	8.50	1.69
Class C -- actual return	1,000.00	987.98	8.57	1.73
Class C -- assumed 5% return	1,000.00	1,016.31	8.70	1.73
Class F -- actual return	1,000.00	991.90	4.42	.89
Class F -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-A -- actual return	1,000.00	991.75	4.72	.95
Class 529-A -- assumed 5% return	1,000.00	1,020.19	4.78	.95
Class 529-B -- actual return	1,000.00	987.48	8.97	1.81
Class 529-B -- assumed 5% return	1,000.00	1,015.91	9.10	1.81
Class 529-C -- actual return	1,000.00	987.14	8.87	1.79
Class 529-C -- assumed 5% return	1,000.00	1,016.01	9.00	1.79
Class 529-E -- actual return	1,000.00	989.74	6.30	1.27
Class 529-E -- assumed 5% return	1,000.00	1,018.60	6.39	1.27
Class 529-F -- actual return	1,000.00	992.27	3.82	.77
Class 529-F -- assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-1 -- actual return	1,000.00	987.84	8.52	1.72
Class R-1 -- assumed 5% return	1,000.00	1,016.36	8.65	1.72
Class R-2 -- actual return	1,000.00	988.09	8.43	1.70
Class R-2 -- assumed 5% return	1,000.00	1,016.45	8.55	1.70
Class R-3 -- actual return	1,000.00	989.96	6.45	1.30
Class R-3 -- assumed 5% return	1,000.00	1,018.45	6.54	1.30
Class R-4 -- actual return	1,000.00	991.86	4.62	.93
Class R-4 -- assumed 5% return	1,000.00	1,020.29	4.68	.93
Class R-5 -- actual return	1,000.00	993.14	3.18	.64
Class R-5 -- assumed 5% return	1,000.00	1,021.74	3.23	.64

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Other share class results
 unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns			Life
for periods ended March 31, 2006:	1 year	5 years	of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-6.09%	+8.12%	+6.92%
Not reflecting CDSC	-1.36%	+8.41%	+6.92%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	-2.34%	+8.28%	+7.83%
Not reflecting CDSC	-1.40%	+8.28%	+7.83%

Class F shares*— first sold 3/16/01
Not reflecting annual asset-based fee charged
by sponsoring firm	-0.60%	+9.15%	+8.80%

Class 529-A shares†— first sold 2/15/02
Reflecting 3.75% maximum sales charge	-4.36%	—	+9.48%
Not reflecting maximum sales charge	-0.64%	—	+10.49%

Class 529-B shares†— first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	-6.20%	—	+9.28%
Not reflecting CDSC	-1.48%	—	+9.65%

Class 529-C shares†— first sold 2/28/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	-2.44%	—	+9.66%
Not reflecting CDSC	-1.50%	—	+9.66%

Class 529-E shares*†— first sold 5/16/02	-1.00%	—	+9.94%

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	-0.52%	—	+9.78%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Offices of the fund
and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital World Bond Fund. Class A shares are subject to a 3.75%
maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2006, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
> Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                       Capital Research and Management                 Capital International                    Capital Guardian                     Capital Bank and Trust

Lit. No. MFGESR-931-0506P

Litho in USA WG/PNL/8098-S4912

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments
[Logo - American Funds ®]

Capital World Bond Fund®
Investment portfolio

March 31, 2006
unaudited

Bonds & notes — 91.34%	Principal amount (000)		Market value (000)

EUROS — 22.85%
German Government 4.50% 2006		€10,960	$	US13,363
German Government 5.25% 2008		11,500		14,396
German Government 4.50% 2009		180		225
German Government 5.375% 2010		12,150		15,678
German Government 5.25% 2011		29,150		37,881
German Government 5.00% 2012		22,800		29,651
German Government 4.50% 2013		47,500		60,324
German Government 6.25% 2024		30,050		46,893
German Government 6.25% 2030		9,125		14,817
German Government 5.50% 2031		6,000		8,957
French Government O.A.T. 4.00% 2009		34,915		43,009
French Government O.A.T. 3.00% 2009[1]		5,849		7,522
French Government O.A.T. 5.00% 2011		10,550		13,676
French Government O.A.T. 3.00% 2012[1]		171		229
French Government O.A.T. Strip Principal 0% 2019		10,750		7,718
French Government O.A.T. 5.50% 2029		250		370
French Government O.A.T. 4.75% 2035		24,395		33,194
French Government O.A.T. 4.00% 2055		5,020		6,116
Spanish Government 4.80% 2006		7,800		9,555
Spanish Government 4.25% 2007		7,350		9,044
Spanish Government 3.25% 2010		3,100		3,716
Spanish Government 6.15% 2013		7,000		9,717
General Motors Acceptance Corp. 4.375% 2006		6,000		7,225
General Motors Acceptance Corp. 5.375% 2011		2,810		3,130
General Motors Corp. 7.25% 2013		20,585		19,110
Netherlands Government 5.75% 2007		9,635		11,942
Netherlands Government 5.25% 2008		7,615		9,609
Netherlands Government 5.50% 2010		470		614
Netherlands Government 7.50% 2023		1,500		2,602
Netherlands Government 5.50% 2028		2,560		3,768
Belgium (Kingdom of) 4.25% 2014		14,520		18,219
Gaz Capital SA 5.875% 2015		3,250		4,145
Gaz Capital SA 5.875% 2015		7,500		9,566
Banque Centrale de Tunisie 4.75% 2011		4,500		5,584
Banque Centrale de Tunisie 4.75% 2011		4,750		5,894
Banque Centrale de Tunisie 6.25% 2013		1,350		1,824
BNP Paribas 5.25% 2014[2]		3,250		4,105
BNP Paribas, noncumulative preferred 5.868% (undated)[2]		6,750		8,891
Metro Finance BV 4.625% 2011		7,730		9,565
Hellenic Republic 8.80% 2007		5,047		6,516
Hellenic Republic 8.60% 2008		1,994		2,652
Resona Bank, Ltd. 3.75% 2015[2]		2,490		2,975
Resona Bank, Ltd. 4.125% (undated)[2]		4,935		5,829
Bayerische Vereinsbank 5.50% 2008[3]		750		942
Bayerische Hypo- und Vereinsbank AG 6.625% 2010		4,000		5,396
Bayerische Hypo- und Vereinsbank AG 6.00% 2014		750		1,016
Telekom Austria AG 3.375% 2010		3,800		4,492
Telekom Finanzmanagement GmbH 4.25% 2017		2,135		2,446
Abbey National PLC, Series 5, 7.125% (undated)[2]		4,000		5,467
Santander Perpetual, SA 4.375% (undated)		1,000		1,212
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009[3]		5,157		6,579
PLD International Finance LLC 4.375% 2011		5,200		6,346
ING Bank NV 6.00% 2007		2,000		2,506
ING Bank NV 5.50% 2012		2,000		2,614
ING Verzekeringen NV 6.25% 2021[2]		750		1,001
Ford Motor Credit Co. 5.50% 2006		1,250		1,516
Ford Motor Credit Co. 4.875% 2007		3,705		4,427
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012		4,800		5,632
National Grid Transco PLC 5.00% 2018		1,500		1,858
National Grid PLC 4.375% 2020		3,000		3,452
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009		4,150		5,086
Tesco PLC 4.75% 2010		3,925		4,916
Holcim Finance (Luxembourg) SA 4.375% 2014		3,940		4,765
Shinsei Bank, Ltd. 3.75% 2016[2]		4,000		4,751
Deutsche Bank AG 5.375% 2012[2]		2,000		2,471
Deutsche Bank AG 5.125% 2013		1,700		2,192
Société Générale 5.625% 2012		440		581
SG Capital Trust III 5.419% noncumulative trust preferred (undated)[2]		2,000		2,577
SG Capital Trust I 7.875% noncumulative trust preferred (undated)[2]		1,000		1,379
Kingfisher PLC 4.50% 2010		3,600		4,409
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments (undated)[2]		3,000		4,189
HBOS PLC 6.05% (undated)		3,000		3,986
Rodamco Europe Finace BV 3.75% 2012		3,300		3,867
DaimlerChrysler International Finance BV 7.00% 2011		2,825		3,848
Household Finance Corp. 5.125% 2009		3,000		3,792
Rheinische Hypothekenbank 4.25% 2008[3]		3,000		3,703
Sogerim SA 7.25% 2011		750		1,032
Telecom Italia SpA 6.25% 2012		1,760		2,336
Essent NV 4.50% 2013		2,665		3,274
Edison SpA 5.125% 2010		2,400		3,051
Bulgaria (Republic of) 7.50% 2013		1,638		2,392
Bulgaria (Republic of) 7.50% 2013		250		365
Deutsche Telekom International Finance BV 7.50% 2007[2]		750		951
Deutsche Telekom International Finance BV 8.125% 2012[2]		1,160		1,698
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred[2]		2,000		2,408
Royal Bank of Scotland PLC 4.875% 2009		750		940
Royal Bank of Scotland PLC 6.00% 2013		960		1,310
Aries Vermögensverwaltungs GmbH, Series B, 7.75% 2009		1,500		2,036
Fortum Oyj 4.625% 2010		1,590		1,983
Vivendi Environnement 5.875% 2008		1,500		1,907
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[2]		1,500		1,864
Dexia Municipal Agency 3.50% 2009[3]		1,428		1,726
International Paper Co. 5.375% 2006		1,135		1,386
Anglian Water Services Financing PLC 4.625% 2013		1,000		1,251
Stora Enso Oyj 5.125% 2014		1,000		1,235
Governor and Co. of the Bank of Ireland 6.45% 2010		415		551
Bank of Ireland UK Holdings PLC 7.40% (undated)[2]		475		659
Barclays Bank PLC 4.875% (undated)[2]		1,000		1,181
JSG Holdings PLC 11.50% 2015[4]		883		1,089
E.ON International Finance BV 5.75% 2009		750		965
AEGON NV 4.625% 2008		750		929
Diageo PLC 3.875% 2009		750		913
Bank of America Corp. 3.625% 2008		750		912
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]		625		769
Munich Re Finance BV 6.75% 2023[2]		550		759
Telenet Communications NV 9.00% 2013		560		759
France Télécom 6.75% 2008[2]		530		679
Finland (Republic of) 5.75% 2011		500		665
Iesy Repository GmbH 10.125% 2015		500		617
UniCredito Italiano SpA 5.00% 2011[2]		455		558
RWE Finance BV 6.125% 2012		250		338
Lighthouse International Co. SA 8.00% 2014		250		328
				689,046

BRITISH POUNDS — 5.81%
United Kingdom 7.50% 2006		£ 2,920		5,177
United Kingdom 7.25% 2007		3,280		5,957
United Kingdom 5.75% 2009		250		453
United Kingdom 4.75% 2010		7,740		13,608
United Kingdom 5.00% 2012		9,500		17,004
United Kingdom 5.00% 2014		19,245		34,823
United Kingdom 4.75% 2015		7,065		12,611
United Kingdom 8.00% 2015		1,125		2,510
United Kingdom 2.50% 2016[1]		419		781
United Kingdom 4.75% 2020		7,250		13,146
United Kingdom 6.00% 2028		1,625		3,572
United Kingdom 4.25% 2036		595		1,063
United Kingdom 4.75% 2038		9,155		17,854
Abbey National PLC 7.50% (undated)[2]		6,810		13,697
Abbey National PLC 7.50% (undated)[2]		450		855
British Telecommunications PLC 8.625% 2020		2,200		4,784
British Telecommunications PLC 5.75% 2028		500		856
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3,5]		2,400		4,269
Tesco PLC 5.50% 2033		2,140		3,956
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017		1,985		3,464
Halifax Building Society 8.75% 2006		500		877
Halifax Building Society 11.00% 2014		650		1,555
General Electric Capital Corp. 5.00% 2006		90		157
General Electric Capital Corp., Series A, 7.25% 2007		350		629
General Electric Capital Corp. 5.625% 2031		750		1,472
Barclays Bank PLC 6.875% (undated)[2]		1,100		2,138
Governor and Co. of the Bank of Ireland 6.25% (undated)[2]		1,000		1,925
Standard Chartered Bank 5.375% (undated)		1,100		1,906
Kingfisher PLC 5.625% 2014		1,050		1,809
UPM-Kymmene Corp. 6.625% 2017		750		1,395
Lloyds TSB Bank PLC 6.625% 2015		350		680
Lloyds TSB Bank PLC 5.125% (undated)[2]		145		249
				175,232

JAPANESE YEN — 4.41%
Japanese Government 0.50% 2007		¥ 100,000	$	US 852
Japanese Government 0.90% 2008		8,123,500		69,138
Japanese Government 1.80% 2010		4,467,500		38,943
Japanese Government 0.50% 2013		550,000		4,324
Japanese Government 1.50% 2014		1,862,800		15,598
Ontario (Province of) 1.875% 2010		382,000		3,332
KfW International Finance Inc. 1.75% 2010		100,000		868
				133,055

SWEDISH KRONOR — 3.13%
Swedish Government 8.00% 2007		SKr 12,000		1,653
Swedish Government 5.00% 2009		62,590		8,449
Swedish Government 5.25% 2011		433,250		60,240
Swedish Government 6.75% 2014		97,625		15,298
AB Spintab 6.00% 2009		62,800		8,686
				94,326

SOUTH KOREAN WON — 2.55%
Korean Government 4.50% 2008		KRW36,430,750		37,158
Korean Government 4.50% 2009		5,909,000		6,008
Korean Government 4.00% 2010		3,200,000		3,178
Korean Government 4.25% 2014		31,940,000		30,510
				76,854

AUSTRALIAN DOLLARS — 2.43%
Queensland Treasury Corp. 6.00% 2015		A$52,940		39,178
New South Wales Treasury Corp. 6.00% 2012		23,000		16,746
New South Wales Treasury Corp. 5.50% 2014		22,500		15,995
Australian Government 5.75% 2011		2,000		1,456
				73,375

NEW TURKISH LIRE — 2.21%
Turkey (Republic of) Treasury Bill 0% 2006		TRY 4,000		2,884
Turkey (Republic of) Treasury Bill 0% 2006		5,515		3,860
Turkey (Republic of) 20.00% 2007		37,648		30,614
Turkey (Republic of) 15.00% 2010		36,882		29,270
				66,628

ISRAELI SHEKELS — 2.03%
Israeli Government 7.00% 2011		ILS 42,000		9,224
Israeli Government 7.50% 2014		229,545		51,965
				61,189

POLISH ZLOTY — 1.84%
Polish Government 5.75% 2010		PLN62,580		20,044
Polish Government 6.00% 2010		99,500		32,261
Polish Government 5.00% 2013		10,400		3,232
				55,537

MEXICAN PESOS — 1.70%
United Mexican States Government, Series M10, 10.50% 2011		MXN 10,011		1,061
United Mexican States Government, Series MI10, 9.50% 2014		246,000		24,035
United Mexican States Government, Series M20, 8.00% 2023		156,587		13,478
United Mexican States Government, Series M20, 10.00% 2024		122,500		12,601
				51,175

THAI BAHT — 1.62%
Thai Government 3.875% 2008		THB200,000	$	US 4,991
Thai Government 4.125% 2009		715,415		17,752
Thai Government 5.25% 2013		300,000		7,648
Thai Government 5.00% 2014		737,890		18,395
				48,786

ARGENTINE PESOS — 1.47%
Argentina (Republic of) 6.84% 2033[1,4]		ARS 82,442		27,433
Argentina (Republic of) GDP-Linked 2035		234,810		7,014
Argentina (Republic of) 0.72% 2038[1]		68,788		10,017
				44,464

DANISH KRONER — 1.00%
Nykredit 4.00% 2035[3]		DKr199,809		30,200

NORWEGIAN KRONER — 0.93%
Norwegian Government 6.50% 2013		NKr73,500		13,052
Norwegian Government 5.00% 2015		91,400		15,106
				28,158

EGYPTIAN POUNDS — 0.81%
Egypt (Arab Republic of) Treasury Bill 0% 2006		EGP17,575		3,014
Egypt (Arab Republic of) Treasury Bill 0% 2006		10,000		1,643
Egypt (Arab Republic of) Treasury Bill 0% 2007		15,375		2,506
Egypt (Arab Republic of) Treasury Bill 0% 2007		91,725		14,807
Egypt (Arab Republic of) Treasury Bill 0% 2007		10,800		1,741
Egypt (Arab Republic of) Treasury Bill 0% 2007		4,625		753
				24,464

CANADIAN DOLLARS — 0.60%
Canadian Government 7.25% 2007		C$ 1,000		888
Canadian Government 5.50% 2010		1,500		1,351
Canadian Government 5.25% 2012		15,000		13,571
Canadian Government 5.75% 2029		750		777
Manitoba Telecom Services Inc., Series 4, 5.85% 2009		1,000		884
Thompson Corp. 6.50% 2007		825		726
				18,197

COLOMBIAN PESOS — 0.47%
Colombia (Republic of) Global 12.00% 2015		COP25,936,000		14,280

INDONESIAN RUPIAH — 0.26%
Indonesia (Republic of) 12.25% 2007		IDR12,420,000		1,375
Indonesia (Republic of) 10.00% 2011		4,000,000		406
Indonesia (Republic of) 12.50% 2013		13,790,000		1,557
Indonesia (Republic of) 11.00% 2020		35,230,000		3,539
Indonesia (Republic of) 12.80% 2021		7,800,000		886
				7,763

BRAZILIAN REAIS — 0.21%
Brazilian Treasury Bill 6.00% 2010[1]		R$10,000		6,434

NEW ZEALAND DOLLARS — 0.20%
New Zealand Government 6.50% 2013	$	NZ3,000		1,929
New Zealand Government 4.50% 2016[1]		5,854		3,962
				5,891

U.S. DOLLARS — 34.81%
U.S. Treasury 2.50% 2006[6]	$	US14,770	$	US14,719
U.S. Treasury 6.875% 2006[6]		10,320		10,345
U.S. Treasury 7.00% 2006[6]		5,525		5,559
U.S. Treasury 3.125% 2007[6]		8,470		8,309
U.S. Treasury 3.25% 2007[6]		2,750		2,692
U.S. Treasury 6.25% 2007[6]		23,000		23,259
U.S. Treasury 4.75% 2008[6]		32,400		32,332
U.S. Treasury 4.00% 2010[6]		21,000		20,382
U.S. Treasury 5.75% 2010[6]		23,550		24,415
U.S. Treasury 5.00% 2011[6]		2,695		2,719
U.S. Treasury 3.00% 2012[1,6]		226		235
U.S. Treasury 3.875% 2013[6]		55,000		51,855
U.S. Treasury 4.25% 2013[6]		6,250		6,012
U.S. Treasury Principal Strip 0% 2014[6]		19,000		12,927
U.S. Treasury 2.00% 2014[1,6]		247		241
U.S. Treasury 4.00% 2014[6]		1,050		990
U.S. Treasury 7.50% 2016[6]		6,850		8,277
U.S. Treasury 8.875% 2017[6]		4,250		5,675
U.S. Treasury 2.375% 2025[1,6]		242		243
U.S. Treasury 6.50% 2026[6]		38,000		44,917
U.S. Treasury 5.25% 2029[6]		10,125		10,397
U.S. Treasury 5.375% 2031[6]		3,700		3,895
U.S. Treasury 3.375% 2032[1,6]		558		687
U.S. Treasury 4.50% 2036[6]		54,725		51,356
Freddie Mac 4.125% 2010		6,500		6,237
Freddie Mac 4.062% 2033[2,3]		1,809		1,773
Freddie Mac 4.613% 2035[2,3]		5,968		5,829
Freddie Mac 4.65% 2035[2,3]		8,920		8,712
Freddie Mac 5.00% 2035[3,6]		12,772		12,150
Freddie Mac 5.00% 2035[3]		6,774		6,444
Freddie Mac 5.00% 2035[3,6]		3,917		3,726
Freddie Mac 6.00% 2036[3,6]		2,731		2,733
Fannie Mae 2.625% 2006		7,505		7,392
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[3]		3,000		2,868
Fannie Mae 5.00% 2017[3]		2,281		2,231
Fannie Mae 5.00% 2019[3]		739		721
Fannie Mae, Series 2001-4, Class GA, 10.254% 2025[2,3]		40		44
Fannie Mae 3.77% 2033[2,3]		2,178		2,126
Fannie Mae 5.50% 2034[3]		3,501		3,424
Fannie Mae 5.50% 2034[3]		1,339		1,308
Fannie Mae 6.00% 2034[3]		6,900		6,905
Fannie Mae 6.00% 2034[3]		893		893
Fannie Mae 5.00% 2035[3,6]		7,048		6,710
Fannie Mae 6.00% 2035[3]		458		459
Fannie Mae 5.50% 2036[3,6]		7,470		7,290
Fannie Mae 5.95% 2036[2,3,6]		1,000		1,005
Federal Home Loan Bank 2.375% 2006		8,970		8,966
Federal Home Loan Bank 2.50% 2006		9,990		9,982
Federal Home Loan Bank 2.875% 2006		13,400		13,362
Federal Home Loan Bank 3.75% 2008		3,250		3,148
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[5]		4,000		5,000
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		19,500		24,375
Russian Federation 5.00%/7.50% 2030[7]		22,900		25,104
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]		2,013		1,946
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]		4,725		4,512
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]		8,000		7,649
Argentina (Republic of) 4.278% 2012[2]		11,300		9,180
Argentina (Republic of) 0% 2035		28,000		2,590
Enersis SA 7.375% 2014		10,685		11,199
Singapore Telecommunications Ltd. 6.375% 2011[5]		10,300		10,714
Lebanon (Republic of) 8.50% 2016[5]		6,050		6,481
Lebanon (Republic of) 11.625% 2016		2,385		3,053
Scottish Power PLC 5.375% 2015		8,450		8,204
Scottish Power PLC 5.81% 2025		1,225		1,182
State of Israel; United States Agency for International Development, Class 1-A, 5.50% 2023		9,000		9,227
Dominican Republic 9.50% 2011[4]		359		388
Dominican Republic 9.04% 2018[4,5]		4,323		4,712
Dominican Republic 9.04% 2018[4]		3,292		3,588
Dominican Republic 8.625% 2027[5]		500		515
HBOS PLC, Series B, 5.92% (undated)[2,5]		7,600		7,351
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[3,6]		744		771
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041[3,6]		1,686		1,640
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[3,6]		5,000		4,923
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3,6]		8,000		7,328
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred[2,5]		6,960		6,862
HVB Funding Trust I 8.741% 2031[5]		5,350		6,726
UniCredito Italiano 4.85% 2007[2]		2,000		2,000
UniCredito Italiano Capital Trust II 9.20% (undated)[5]		4,000		4,533
TuranAlem Finance BV 8.00% 2014		2,600		2,648
TuranAlem Finance BV 8.50% 2015[5]		3,695		3,875
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2,3,6]		4,217		4,218
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 6.00% 2036[2,3]		2,000		2,003
Telecom Italia Capital SA, Series B, 5.25% 2013		6,550		6,216
Open Joint Stock Co. Gazprom 9.125% 2007		3,250		3,380
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]		2,000		2,460
Deutsche Telekom International Finance BV 8.50% 2010[2]		2,500		2,725
Deutsche Telekom International Finance BV 8.75% 2030[2]		2,550		3,059
DaimlerChrysler North America Holding Corp. 4.75% 2008		530		523
DaimlerChrysler North America Holding Corp. 8.00% 2010		3,000		3,230
DaimlerChrysler North America Holding Corp. 7.75% 2011		1,500		1,610
DaimlerChrysler North America Holding Corp. 8.50% 2031		300		352
Kazkommerts International BV 7.00% 2009[5]		2,250		2,288
Kazkommerts International BV 8.50% 2013		1,750		1,877
Kazkommerts International BV (CGMD) 7.375% 2014[2,5]		500		512
Kazkommerts International BV 7.875% 2014[5]		500		517
Kazkommerts International BV 7.875% 2014		500		517
General Motors Corp. 7.20% 2011		1,200		942
General Motors Acceptance Corp. 6.125% 2006		1,390		1,384
Residential Capital Corp. 6.375% 2010		1,650		1,664
Residential Capital Corp. 6.875% 2015		1,510		1,577
PSEG Energy Holdings Inc. 8.625% 2008		845		885
PSEG Power LLC 7.75% 2011		3,325		3,616
PSEG Power LLC 5.00% 2014		1,000		947
Pemex Project Funding Master Trust 9.125% 2010		500		564
Pemex Project Funding Master Trust 5.75% 2015		5,000		4,794
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,5]		5,415		5,263
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,5]		5,085		5,058
Skandinaviska Enskilda Banken 6.875% 2009		1,985		2,057
Skandinaviska Enskilda Banken AB 5.471% (undated)[2,5]		3,000		2,882
Development Bank of Singapore Ltd. 7.875% 2010[5]		3,750		4,060
Development Bank of Singapore Ltd. 7.125% 2011[5]		800		853
Brazil (Federal Republic of) Global 7.875% 2015		2,000		2,164
Brazil (Federal Republic of) Global 7.125% 2037		2,500		2,456
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,5]		4,500		4,500
Resona Bank, Ltd. 5.85% (undated)[2,5]		4,565		4,438
Washington Mutual, Inc. 5.25% 2017		1,000		939
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,5]		3,500		3,404
SBC Communications Inc. 6.25% 2011		3,250		3,338
SBC Communications Inc. 5.625% 2016		500		487
SBC Communications Inc. 6.45% 2034		520		513
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.459% 2033[2,3]		519		507
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.72% 2035[2,3,6]		3,781		3,754
Bank of Ireland 6.107% (undated)[2,5]		4,400		4,252
State of Qatar 9.75% 2030		2,750		4,042
Small Business Administration, Series 2003-20J, 4.92% 2023[3]		4,120		3,995
Bulgaria (Republic of) 8.25% 2015		3,300		3,871
PCCW-HKT Capital No.3 Ltd. 5.25% 2015[5]		4,100		3,813
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[3,6]		1,000		968
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[3,6]		2,890		2,818
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015[3]		4,000		3,785
Sprint Capital Corp. 6.00% 2007		250		251
Nextel Communications, Inc., Series E, 6.875% 2013		2,660		2,747
Nextel Communications, Inc., Series D, 7.375% 2015		625		656
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[3]		409		415
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[3]		1,004		1,015
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[3,6]		1,625		1,687
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[3,6]		500		473
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[3]		918		904
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[3,6]		1,666		1,656
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.303% 2036[2,3,6]		967		976
United Mexican States Government Global 11.375% 2016		1,220		1,723
United Mexican States Government Global 7.50% 2033		1,440		1,609
Cendant Corp. 6.25% 2008		1,655		1,675
Cendant Corp. 7.375% 2013		1,505		1,655
MDC Holdings, Inc. 5.50% 2013		1,690		1,576
MDC Holdings, Inc. 5.375% 2015		1,925		1,736
France Télécom 7.75% 2011[2]		2,980		3,258
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.858% 2035[2,3,6]		3,166		3,161
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[2]		3,100		3,076
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]		211		213
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[3]		145		141
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]		2,482		2,637
Korea Development Bank 4.625% 2010		3,000		2,895
U S WEST Capital Funding, Inc. 6.375% 2008		1,170		1,170
U S WEST Capital Funding, Inc. 6.875% 2028		200		193
Qwest Capital Funding, Inc. 7.75% 2006		320		324
Qwest Capital Funding, Inc. 7.00% 2009		900		918
Qwest Capital Funding, Inc. 7.75% 2031		180		184
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		2,725		2,664
Tenet Healthcare Corp. 6.375% 2011		1,825		1,656
Tenet Healthcare Corp. 7.375% 2013		1,000		917
American Cellular Corp., Series B, 10.00% 2011		1,000		1,090
Dobson Cellular Systems, Inc. 9.875% 2012		200		219
Dobson Communications Corp. 8.875% 2013		1,250		1,262
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,5,6]		2,050		2,035
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,5,6]		475		472
Vodafone Group PLC 7.75% 2010		2,250		2,413
Jamaican Government 9.00% 2015		110		116
Jamaican Government 10.625% 2017		155		180
Jamaican Government 9.25% 2025		2,000		2,110
General Electric Co. 5.00% 2013		1,000		974
General Electric Capital Corp., Series A, 6.75% 2032		1,275		1,424
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]		1,760		1,676
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]		700		669
Turkey (Republic of) 11.875% 2030		1,500		2,323
Qantas Airways Ltd. 6.05% 2016[5]		2,300		2,284
AES Corp. 9.50% 2009		840		909
AES Corp. 8.75% 2013[5]		1,250		1,356
Triton PCS, Inc. 8.50% 2013		2,350		2,244
Indonesia (Republic of) 6.75% 2014[5]		1,250		1,241
Indonesia (Republic of) 6.875% 2017[5]		1,000		987
Household Finance Corp. 6.40% 2008		500		511
HSBC Finance Corp. 5.00% 2015		1,815		1,716
PETRONAS Capital Ltd. 7.00% 2012[5]		2,050		2,196
American Tower Corp. 7.125% 2012		1,595		1,667
American Tower Corp. 7.50% 2012		475		500
Centex Corp. 4.75% 2008		525		518
Centex Corp. 5.25% 2015		1,735		1,614
Celestica Inc. 7.875% 2011		1,725		1,768
Celestica Inc. 7.625% 2013		345		348
Lazard Group LLC 7.125% 2015		2,010		2,092
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,5]		2,186		2,075
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012		1,375		1,393
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013		325		360
Sierra Pacific Resources 8.625% 2014		250		273
Electronic Data Systems Corp., Series B, 6.50% 2013[2]		480		489
Electronic Data Systems Corp. 7.45% 2029		1,400		1,490
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[3,5]		2,000		1,972
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[3,6]		2,000		1,921
Chohung Bank 4.50% 2014[2,5]		2,000		1,905
Banque Centrale de Tunisie 7.375% 2012		1,750		1,892
BNP Paribas 5.186% noncumulative (undated)[2,5]		2,000		1,879
Edison Mission Energy 10.00% 2008		1,250		1,344
Edison Mission Energy 7.73% 2009		500		515
Columbia/HCA Healthcare Corp. 7.00% 2007		600		610
HCA Inc. 5.50% 2009		500		490
HCA — The Healthcare Co. 8.75% 2010		630		686
Allied Waste North America, Inc., Series B, 8.875% 2008		250		264
Allied Waste North America, Inc., Series B, 5.75% 2011		250		239
Allied Waste North America, Inc., Series B, 7.375% 2014		1,280		1,274
Sanmina-SCI Corp. 6.75% 2013		750		718
Sanmina-SCI Corp. 8.125% 2016		1,000		1,015
Covalence Specialty Materials Corp. 10.25% 2016[5]		1,575		1,662
Gulfstream Natural Gas System LLC 6.19% 2025[5]		1,670		1,654
Hospitality Properties Trust 6.75% 2013		690		719
Hospitality Properties Trust 5.125% 2015		1,000		934
Dynegy Holdings Inc. 10.125% 2013[5]		1,425		1,634
LBI Media, Inc. 10.125% 2012		1,500		1,613
R.H. Donnelley Inc. 10.875% 2012[5]		750		835
Dex Media, Inc., Series B, 8.00% 2013		750		776
THL Buildco, Inc. 8.50% 2014		1,090		1,115
NTK Holdings Inc. 0%/10.75% 2014[7]		650		478
Philippines (Republic of) 7.75% 2031		1,500		1,519
Pakistan (Republic of) 7.125% 2016[5]		1,500		1,496
Rayovac Corp. 8.50% 2013		1,010		939
Spectrum Brands, Inc. 7.375% 2015		630		551
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009[3]		1,500		1,486
Guatemala (Republic of) 10.25% 2011		990		1,183
Guatemala (Republic of) 9.25% 2013		260		302
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013		840		922
Centennial Communications Corp. 10.25% 2013[2]		500		520
Goodman Global Holdings, Inc., Series B, 7.875% 2012		1,450		1,439
Toll Brothers, Inc. 6.875% 2012		250		256
Toll Brothers, Inc. 4.95% 2014		1,290		1,169
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]		1,437		1,425
Rite Aid Corp. 6.125% 2008[5]		500		489
Rite Aid Corp. 6.875% 2013		500		440
Rite Aid Corp. 9.25% 2013		500		490
TFM, SA de CV 10.25% 2007		585		614
TFM, SA de CV 12.50% 2012		715		804
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013		1,475		1,399
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[3]		361		367
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[3,6]		1,000		1,031
Colombia (Republic of) Global 10.375% 2033		1,000		1,397
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[3,5]		1,417		1,391
Building Materials Corp. of America 8.00% 2008		75		77
Building Materials Corp. of America 7.75% 2014		1,305		1,308
Cinemark USA, Inc. 9.00% 2013		750		801
Cinemark, Inc. 0%/9.75% 2014[7]		750		577
Graphic Packaging International, Inc. 8.50% 2011		650		647
Graphic Packaging International, Inc. 9.50% 2013		775		728
Iraq (Republic of) 5.80% 2028[5]		2,000		1,362
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[3,6]		1,348		1,339
El Paso Corp. 6.375% 2009[5]		50		50
El Paso Energy Corp. 7.75% 2010[5]		720		746
El Paso Energy Corp. 7.375% 2012		50		51
El Paso Natural Gas Co. 7.50% 2026		50		52
Southern Natural Gas Co. 7.35% 2031		250		258
Southern Natural Gas Co. 8.00% 2032		160		176
Seneca Gaming Corp. 7.25% 2012		1,300		1,319
Intelsat (Bermuda), Ltd. 9.614% 2012[2]		750		766
Intelsat (Bermuda), Ltd. 8.25% 2013		540		552
SLM Corp., Series A, 5.00% 2015		1,375		1,303
Abbey National Capital Trust I 8.963% (undated)[2]		1,000		1,302
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013		1,141		1,215
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]		34		32
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042[3,6]		1,250		1,233
Technical Olympic USA, Inc. 9.00% 2010		325		335
Technical Olympic USA, Inc. 10.375% 2012		875		888
Neiman Marcus Group, Inc. 9.00% 2015[4,5]		1,150		1,222
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,5]		660		653
Petrozuata Finance, Inc., Series B, 8.22% 2017[3]		525		520
Stater Bros. Holdings Inc. 8.125% 2012		1,160		1,164
American Media Operations, Inc., Series B, 10.25% 2009		905		824
American Media Operations, Inc. 8.875% 2011		380		327
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014		1,200		1,143
Rural Cellular Corp. 9.75% 2010		750		765
Rural Cellular Corp. 10.93% 2012[2,5]		350		365
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[3,5]		1,000		1,090
Korea First Bank 7.267% 2034[2,5]		1,000		1,075
Comcast Cable Communications, Inc. 6.75% 2011		1,020		1,061
EOP Operating LP 7.00% 2011		1,000		1,053
Young Broadcasting Inc. 10.00% 2011		1,120		1,039
Simon Property Group, LP 6.35% 2012		1,000		1,032
DRS Technologies, Inc. 6.875% 2013		700		703
DRS Technologies, Inc. 6.625% 2016		225		225
DRS Technologies, Inc. 7.625% 2018		100		103
Kraft Foods Inc. 6.25% 2012		1,000		1,031
Sealy Mattress Co. 8.25% 2014		980		1,029
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012		1,015		1,025
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.978% 2035[2,3,6]		1,023		1,024
Vitamin Shoppe Industries, Inc. 12.249% 2012[2,5]		1,000		1,023
NiSource Finance Corp. 6.15% 2013		1,000		1,020
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[3,6]		1,026		1,015
William Lyon Homes, Inc. 10.75% 2013		1,000		1,013
AEP Industries Inc. 7.875% 2013		1,000		1,010
Newfield Exploration Co. 6.625% 2016		1,000		1,004
Ford Motor Credit Co. 6.50% 2007		1,000		996
Credit Suisse Mortgage Capital Trust, Series 2006-3, Class 1-A-4-A, 5.896% 2036[3,6]		1,000		995
Energy Transfer Partners, LP 5.95% 2015		1,000		993
AMC Entertainment Inc. 9.875% 2012		1,000		990
Peru (Republic of) 7.35% 2025		1,000		988
BNSF Funding Trust I 6.613% 2055[2]		1,000		984
Federal Agricultural Mortgage Corp. 4.25% 2008		1,000		980
Aztar Corp. 7.875% 2014		900		979
Mohegan Tribal Gaming Authority 6.375% 2009		970		970
UPM-Kymmene Corp. 5.625% 2014[5]		1,000		968
Koninklijke KPN NV 8.375% 2030		875		966
K. Hovnanian Enterprises, Inc. 6.00% 2010		1,000		963
Dollarama Group LP 8.875% 2012[5]		940		954
CanWest Media Inc., Series B, 8.00% 2012		916		944
NRG Energy, Inc. 7.25% 2014		925		942
SunGard Data Systems Inc. 9.125% 2013[5]		880		935
Developers Diversified Realty Corp. 5.375% 2012		950		926
Carmike Cinemas, Inc. 7.50% 2014		1,000		923
Jacuzzi Brands, Inc. 9.625% 2010		850		916
Tenneco Automotive Inc. 8.625% 2014		910		915
Stoneridge, Inc. 11.50% 2012		1,000		910
Twin Reefs Asset Trust (XLFA), Series B, 5.698% (undated)[2,3,5]		900		901
AMH Holdings, Inc. 0%/11.25% 2014[7]		1,500		870
Pathmark Stores, Inc. 8.75% 2012		895		868
United Rentals (North America), Inc. 7.75% 2013		860		864
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		885		856
Fairfax Financial Holdings Ltd. 7.75% 2012		960		850
Bombardier Recreational Products Inc. 8.375% 2013		800		848
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013		850		846
WDAC Subsidiary Corp. 8.375% 2014[5]		850		844
Molson Coors Capital Finance ULC 4.85% 2010		850		827
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011		850		820
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		750		810
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[3]		794		809
Fisher Communications, Inc. 8.625% 2014		750		796
Clear Channel Communications, Inc. 5.75% 2013		835		796
Accellent Inc. 10.50% 2013		740		794
Elizabeth Arden, Inc. 7.75% 2014		770		793
Payless ShoeSource, Inc. 8.25% 2013		750		791
CCMG Acquisition Corp. 10.50% 2016[5]		725		790
Plastipak Holdings, Inc. 8.50% 2015[5]		750		769
Abitibi-Consolidated Inc. 8.55% 2010		760		768
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		780		761
Six Flags, Inc. 9.75% 2013		455		461
Six Flags, Inc. 9.625% 2014		275		278
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3,5]		750		738
MGM MIRAGE 6.00% 2009		350		347
MGM MIRAGE 6.75% 2013[5]		290		290
MGM MIRAGE 6.625% 2015		100		99
International Lease Finance Corp. 4.75% 2009		750		733
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2,3]		750		732
Pogo Producing Co. 6.875% 2017		730		725
E*TRADE Financial Corp. 7.875% 2015		680		721
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		525		518
Stone Container Corp. 8.375% 2012		205		203
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]		696		720
Warner Chilcott Corp. 8.75% 2015[5]		720		718
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041[3,6]		731		715
Standard Aero Holdings, Inc. 8.25% 2014		805		712
Concentra Operating Corp. 9.50% 2010		500		528
Concentra Operating Corp. 9.125% 2012		175		184
Earle M. Jorgensen Co. 9.75% 2012		650		705
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.128% 2035[2,3]		700		702
Owens-Illinois, Inc. 7.35% 2008		525		533
Owens-Brockway Glass Container Inc. 7.75% 2011		160		168
Riddell Bell Holdings Inc. 8.375% 2012		690		699
Liberty Media Corp. 7.875% 2009		660		698
K&F Industries, Inc. 7.75% 2014		680		692
Linens n' Things, Inc. 10.366% 2014[2,5]		675		680
Gold Kist Inc. 10.25% 2014		626		679
Hawaiian Telcom Communications, Inc. 9.75% 2013[5]		560		580
Hawaiian Telcom Communications, Inc. 9.948% 2013[2,5]		90		92
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015		606		670
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		630		658
Solectron Global Finance Ltd 8.00% 2016[5]		650		655
WCI Communities, Inc. 9.125% 2012		625		639
Foundation PA Coal Co. 7.25% 2014		625		638
Argo-Tech Corp. 9.25% 2011		600		636
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008		650		635
Buffets, Inc. 11.25% 2010		600		630
Grupo Posadas, SA de CV 8.75% 2011		600		626
Accuride Corp. 8.50% 2015		625		623
Ahern Rentals, Inc. 9.25% 2013		585		613
Cablevision Systems Corp., Series B, 8.00% 2012		620		608
Dillard's, Inc. 6.69% 2007		600		606
Serena Software, Inc. 10.375% 2016[5]		575		605
Wells Fargo & Co. 3.50% 2008		625		605
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011		555		602
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3,6]		625		602
SBA Communications Corp. 8.50% 2012		539		601
Cox Communications, Inc. 4.625% 2010		625		600
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		544		578
Carnival Corp. 6.15% 2008		565		573
Kimco Realty Corp., Series C, 5.783% 2016		550		548
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[3]		547		548
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		575		548
UCAR Finance Inc. 10.25% 2012		510		547
Team Finance LLC and Health Finance Corp. 11.25% 2013[5]		530		546
Williams Scotsman, Inc. 8.50% 2015		525		539
MetroPCS, Inc. 12.00% 2007[2]		500		529
Drummond Co., Inc. 7.375% 2016[5]		525		526
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[5]		500		523
Nalco Co. 8.875% 2013		500		523
Host Marriott, LP, Series K, 7.125% 2013		500		511
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006		500		500
Playtex Products, Inc. 9.375% 2011		475		499
Dominion Resources, Inc., Series B, 4.125% 2008		500		488
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030[3]		479		481
Encore Acquisition Co. 6.00% 2015		500		469
Williams Companies, Inc. 8.75% 2032		390		458
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[3,5,6]		460		457
Rhodia 10.25% 2010		390		439
Ashtead Group PLC 8.625% 2015[5]		415		434
Regal Cinemas Corp., Series B, 9.375% 2012[8]		400		427
Gaylord Entertainment Co. 8.00% 2013		400		419
Select Medical Corp. 7.625% 2015		450		408
NTL Inc. 10.46% 2016[2]		400		400
Iron Mountain Inc. 7.75% 2015		380		385
Boyd Gaming Corp. 7.75% 2012		360		379
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]		366		362
Equistar Chemicals, LP 10.125% 2008		325		347
Ukraine Government 11.00% 2007		328		340
Jean Coutu Group (PJC) Inc. 7.625% 2012		340		332
Rockwood Specialties Group, Inc. 7.50% 2014		325		328
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		305		321
Cooper-Standard Automotive Inc. 7.00% 2012		350		320
Dole Food Co., Inc. 7.25% 2010		50		47
Dole Food Co., Inc. 8.875% 2011		260		259
Electricidad de Caracas Finance BV 10.25% 2014[5]		270		294
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010[3]		288		287
Quebecor Media Inc. 7.75% 2016[5]		275		284
Telenet Group Holding NV 0%/11.50% 2014[5,7]		323		272
JSG Funding PLC 9.625% 2012		250		266
Radio One, Inc. 6.375% 2013		275		263
Georgia-Pacific Corp., Series C, 7.787% 2013[2]		250		256
Schering-Plough Corp. 5.55% 2013[2]		250		248
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015		225		241
Domtar Inc. 7.875% 2011		250		238
Neenah Paper, Inc. 7.375% 2014		250		236
ACIH, Inc. 0%/11.50% 2012[5,7]		300		230
Reader’s Digest Assn., Inc. 6.50% 2011		225		226
MedCath Holdings Corp. 9.875% 2012		210		219
Delphi Corp. 6.50% 2013[9]		240		146
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[3]		130		133
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.525% 2027[2,3,5]		129		130
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[3,5]		86		85
PETCO Animal Supplies, Inc. 10.75% 2011		75		81
Government National Mortgage Assn. 8.50% 2021[3]		1		1
				1,050,016

Total bonds & notes (cost: $2,745,140,000)				2,755,070

Warrants — 0.00%		Shares

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010 (Canada)[5,8,10]		1,000		—*

Total warrants (cost: $52,000)				—*

Preferred securities — 1.63%

EUROS — 1.10%
HVB Funding Trust VIII 7.055%[2]		9,360,000		12,928
Allied Irish Banks, PLC 4.781%[2]		6,560,000		7,655
Standard Chartered Capital Trust I 8.16%[2]		4,000,000		5,569
HSBC Capital Funding LP 8.03% noncumulative preferred[2]		3,000,000		4,382
Deutsche Bank Capital Funding Trust IV, noncumulative trust preferred, Class B, 5.33%[2]		2,000,000		2,548
				33,082

U.S. DOLLARS — 0.53%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,5]		8,800,000		9,518
HSBC Holdings PLC 4.61%[2,5]		2,250,000		2,072
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,5]		2,000,000		1,902
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,5]		1,500,000		1,551
RBS Capital Trust I 4.709% noncumulative trust preferred[2]		1,000,000		927
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,5]		200,000		213
				16,183

Total preferred securities (cost: $50,559,000)				49,265

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
Delta Air Lines, Inc.[10]		34,503		20

Total common stocks (cost: $205,000)				20

		Principal amount		Market value
Short-term securities — 5.84%		(000)		(000)

Rabobank USA Financial Corp. 4.85% due 4/3/2006	$	US38,300	$	US 38,285
Federal Home Loan Bank 4.65% due 6/7/2006[6]		28,700		28,441
HSBC USA Inc. 4.80% due 5/31/2006[6]		25,000		24,805
UBS Finance (Delaware) LLC 4.72% due 5/18/2006[6]		19,400		19,284
National Australia Funding (Delaware) Inc. 4.68% due 4/10/2006[5]		15,700		15,680
Thunder Bay Funding, LLC 4.56% due 4/4/2006[5]		15,000		14,992
Danske Corp. 4.81% due 5/30/2006[5,6]		13,500		13,393
Dexia Delaware LLC 4.80% due 5/31/2006[6]		13,200		13,097
ING (U.S.) Funding LLC 4.655% due 5/5/2006[6]		8,100		8,063

Total short-term securities (cost: $176,026,000)				176,040

Total investment securities (cost: $2,971,982,000)				2,980,395

Other assets less liabilities				35,830

Net assets			$	US3,016,225

*Amount less than one thousand.

1Index-linked bond whose principal amount moves with a government retail price index.
2Coupon rate may change periodically.
3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $231,280,000, which represented 7.67% of the net assets of the fund.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of directors.
9Company not making scheduled interest payments; bankruptcy proceedings pending.
10Security did not produce income during the last 12 months.

MFGEFP-931-0506-S4554

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and PEO

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and PEO

Date: June 8, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: June 8, 2006